Other Gains (Losses) (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivatives [member]
Disclosure of other gains losses [Line Items]
Payments from contracts held for dealing or trading purpose	$ 2,404,593	$ 8,184,537	$ 7,508,815